Life Insurance Premiums and Related Investment Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Life insurance premiums	$ 1,297	¥ 107,860	¥ 104,133	¥ 115,214
Life insurance related investment income	128	10,613	11,465	2,537
Life insurance premiums and related investment income	$ 1,425	¥ 118,473	¥ 115,598	¥ 117,751